Goodwill and Intangible Assets - Summary of Consolidated Goodwill and Intangible Assets of Reportable Segments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	₱ 7,204	₱ 8,204
Goodwill	61,379	61,379
Total goodwill and intangible assets	68,583	69,583
Franchise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	1,682	1,869
Customer List [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	936	1,446
Spectrum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	53	134
Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	28	35
Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets		215
Wireless [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	7,204	8,204
Goodwill	56,571	56,571
Total goodwill and intangible assets	63,775	64,775
Wireless [Member] | Franchise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	1,682	1,869
Wireless [Member] | Customer List [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	936	1,446
Wireless [Member] | Spectrum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	53	134
Wireless [Member] | Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	28	35
Wireless [Member] | Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets		215
Fixed Line [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Goodwill	4,808	4,808
Total goodwill and intangible assets	4,808	4,808
Trademark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	4,505	4,505
Total goodwill and intangible assets	4,505	4,505
Trademark [Member] | Wireless [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets	₱ 4,505	₱ 4,505